COSTS AND EXPENSES BY NATURE (Details) - Schedule of finance costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of finance costs [Abstract]
Bank loan interest	$ (714,310)	$ (580,193)	$ (314,468)
Financial leases	(45,384)	(46,679)	(45,245)
Lease liabilities	(152,132)	(121,147)	(170,918)
Other financial instruments	(30,577)	(57,525)	(56,348)
Total	$ (942,403)	$ (805,544)	$ (586,979)